Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2024 USD ($) $ / shares	Dec. 31, 2023 USD ($) $ / shares	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2021 USD ($) $ / shares	Dec. 31, 2020 USD ($) $ / shares
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
In accordance with rules adopted by the SEC pursuant to the Dodd-Frank Wall Street Reform and Consumer Protection Act of 2010, the following disclosure is provided regarding “compensation actually paid” for (i) ALLETE's CEO ("PEO") and (ii) ALLETE's NEOs other than the PEO on an average basis, as well as certain Company performance measures for the past four fiscal years.

Refer to our CD&A starting on page 34 for a complete description of how executive compensation relates to Company performance and how the ECHC Committee makes its compensation decisions.

(a)	(b1)	(b2)	(c1)	(c2)	(d)	(e)	(f)	(g)	(h)	(i)
							Value of Initial Fixed $100 Investment Based on:
	Summary Compensation Table Total for PEO[1] (Ms. Owen)	Summary Compensation Table Total for PEO[2] (Mr. Hodnik)	Compensation Actually Paid to PEO[1,3] (Ms. Owen)	Compensation Actually Paid to PEO [2,3] (Mr. Hodnik)	Average Summary Compensation Table Total for Non-PEO NEOs[4]	Average Compensation Actually paid Non-PEO NEOs[5]			Net Income (millions)	EPS
							TSR	Peer Company TSR[6]
2024	$3,719,976	—	$2,951,380	—	$1,076,422	$910,470	$99	$114	$179	$3.10
2023	$3,574,742	—	$3,889,182	—	$1,165,708	$1,243,133	$89	$98	$247	$4.30
2022	$2,338,422	—	$2,466,968	—	$805,560	$741,696	$90	$111	$189	$3.38
2021	$2,578,539	—	$2,174,091	—	$924,190	$853,982	$88	$114	$169	$3.23
2020	$1,985,344	$3,312,220	$1,481,717	$1,328,953	$949,548	$685,329	$80	$99	$165	$3.18
1    Ms. Owen was elected CEO effective February 3, 2020, and has served as CEO since that date.
2    Mr. Hodnik served as CEO during the period January 1, 2020, to February 2, 2020. Mr. Hodnik served as Executive Chairman during the period February 3, 2020, to December 31, 2020. Consistent with SEC rules, we have included
Mr. Hodnik's total 2020 compensation in the columns (b2) and (c2).
[3]    The dollar amounts shown in the table above do not reflect the actual amount of compensation earned by or paid to Ms. Owen or Mr. Hodnik, as applicable, during the applicable year. To calculate the amounts shown in the "Compensation Actually Paid to PEO" columns (c1) and (c2), amounts were deducted from and added to, as applicable, the amount in the corresponding "Summary Compensation Table Total Compensation for PEO" columns (b1) and (b2) as shown in the following table:

	2024	2023	2022	2021	2020
	PEO (Ms. Owen)	PEO (Ms. Owen)	PEO (Ms. Owen)	PEO (Ms. Owen)	PEO (Ms. Owen)	PEO (Mr. Hodnik)
Total Compensation from Summary Compensation Table	$3,719,976	$3,574,742	$2,338,422	$2,578,539	$1,985,344	$3,312,220
Adjustments for Pension
Amounts Reported in "Change in Pension Value" Column of Summary Compensation Table	$(2,322)	$(75,329)	—	$(385,368)	$(307,375)	$(1,766,933)
Current Year Service Cost	—	—	—	—	—	—
Prior Service Cost Impacting Current Year	—	—	—	—	—	—
Adjustments for Equity Awards(a)
Amounts Reported in "Stock Awards" Column of the Summary Compensation Table	$(1,378,138)	$(963,802)	$(797,313)	$(757,908)	$(596,185)	$(414,543)
Year-end Fair Value of Unvested Awards Granted in the Current Year	$891,467	$1,031,423	$839,445	$753,194	$425,474	$317,983
Year-Over-Year Difference of Year-End Fair Values for Unvested Awards Granted in Prior Years	$(262,484)	$392,710	$(49,272)	$(18,216)	$(33,165)	$(159,667)
Fair Values at Vesting Date for Awards Granted and Vested in Current Year	—	—	—	—	—	—
Difference in Fair Values Between Prior Year-End Fair Values and Vesting Date Fair Values for Awards Granted in Prior Years	$(17,119)	$(70,562)	$135,686	$3,850	$7,624	$39,893
Forfeitures During Current Year Equal to Prior Year-End Fair Value	—	—	—	—	—	—
Dividends or Dividend Equivalents Not Otherwise Included in the Total Compensation	—	—	—	—	—	—
Compensation Actually Paid (as calculated)	$2,951,380	$3,889,182	$2,466,968	$2,174,091	$1,481,717	$1,328,953
(a) Equity valuation assumptions for calculating "compensation actually paid" are not materially different from grant date valuation assumptions.
[4] Non-PEO NEOs include the following individuals for each year as shown below:
2024: Mr. Scissons, Mr. Morris, Ms. Johnson, and Mr. Skelton.
2023: Mr. Morris, Margaret A. Thickens (retired Vice President, Chief Legal Officer, and Corporate Secretary,
Ms. Johnson, and Mr. Skelton.
2022: Mr. Morris, Ms. Thickens, Ms. Johnson, Mr. Cutshall, and Robert J. Adams, retired Senior Vice President and former CFO.
2021: Mr. Adams, Ms. Johnson, Mr. Morris, and Ms. Thickens.
2020: Mr. Adams, Ms. Johnson, Mr. Morris, and Ms. Thickens.
[5] The dollar amounts shown in the table above do not reflect the actual amount of compensation earned by or paid to Ms. Owen or Mr. Hodnik, as applicable, during the applicable year. To calculate the amounts shown in the "Average Compensation Actually Paid to Non-PEO NEOs" column (e), amounts were deducted from and added to (as applicable) the amount shown in the "Average Summary Compensation Table Total Compensation for Non-PEO NEOs" column (d) as shown in the following table:

	2024	2023	2022	2021	2020
	Average Non-PEO NEOs	Average Non-PEO NEOs	Average Non-PEO NEOs	Average Non-PEO NEOs	Average Non-PEO NEOs
Total Compensation from Summary Compensation Table	$1,076,422	$1,165,708	$805,560	$924,190	$949,548
Adjustments for Pension
Amounts Reported in "Change in Pension Value" Column of Summary Compensation Table	—	$(13,083)	—	$(65,409)	$(187,761)
Current Year Service Cost	—	—	—	—	—
Prior Service Cost Impacting Current Year	—	—	—	—	—
Adjustments for Equity Awards(a)
Amounts Reported in "Stock Awards" Column of Summary Compensation Table	$(334,616)	$(241,002)	$(229,859)	$(243,621)	$(217,331)
Year-end Fair Value of Unvested Awards Granted in the Current Year	$216,059	$257,892	$180,751	$242,101	$155,102
Year-Over-Year Difference of Year-End Fair Values for Unvested Awards Granted in Prior Years	$(47,070)	$90,343	$(38,376)	$(5,467)	$(18,071)
Fair Values at Vesting Date for Awards Granted and Vested in Current Year	—	—	$2,625	—	—
Difference in Fair Values Between Prior Year-End Fair Values and Vesting Date Fair Values for Awards Granted in Prior Years	$(325)	$(16,725)	$20,995	$2,188	$3,842
Forfeitures During Current Year Equal to Prior Year-End Fair Value	—	—	—	—	—
Dividends or Dividend Equivalents Not Otherwise Included in the Total Compensation	—	—	—	—	—
Compensation Actually Paid (as calculated)	$910,470	$1,243,133	$741,696	$853,982	$685,329
(a) Equity valuation assumptions for calculating "compensation actually paid" are not materially different from grant date valuation assumptions.
[6] The peer group is comprised of the companies in the Philadelphia Utility Index.

Named Executive Officers, Footnote	Ms. Owen was elected CEO effective February 3, 2020, and has served as CEO since that date.
2    Mr. Hodnik served as CEO during the period January 1, 2020, to February 2, 2020. Mr. Hodnik served as Executive Chairman during the period February 3, 2020, to December 31, 2020. Consistent with SEC rules, we have included
Mr. Hodnik's total 2020 compensation in the columns (b2) and (c2).

Peer Group Issuers, Footnote	The peer group is comprised of the companies in the Philadelphia Utility Index.
Adjustment To PEO Compensation, Footnote

	2024	2023	2022	2021	2020
	PEO (Ms. Owen)	PEO (Ms. Owen)	PEO (Ms. Owen)	PEO (Ms. Owen)	PEO (Ms. Owen)	PEO (Mr. Hodnik)
Total Compensation from Summary Compensation Table	$3,719,976	$3,574,742	$2,338,422	$2,578,539	$1,985,344	$3,312,220
Adjustments for Pension
Amounts Reported in "Change in Pension Value" Column of Summary Compensation Table	$(2,322)	$(75,329)	—	$(385,368)	$(307,375)	$(1,766,933)
Current Year Service Cost	—	—	—	—	—	—
Prior Service Cost Impacting Current Year	—	—	—	—	—	—
Adjustments for Equity Awards(a)
Amounts Reported in "Stock Awards" Column of the Summary Compensation Table	$(1,378,138)	$(963,802)	$(797,313)	$(757,908)	$(596,185)	$(414,543)
Year-end Fair Value of Unvested Awards Granted in the Current Year	$891,467	$1,031,423	$839,445	$753,194	$425,474	$317,983
Year-Over-Year Difference of Year-End Fair Values for Unvested Awards Granted in Prior Years	$(262,484)	$392,710	$(49,272)	$(18,216)	$(33,165)	$(159,667)
Fair Values at Vesting Date for Awards Granted and Vested in Current Year	—	—	—	—	—	—
Difference in Fair Values Between Prior Year-End Fair Values and Vesting Date Fair Values for Awards Granted in Prior Years	$(17,119)	$(70,562)	$135,686	$3,850	$7,624	$39,893
Forfeitures During Current Year Equal to Prior Year-End Fair Value	—	—	—	—	—	—
Dividends or Dividend Equivalents Not Otherwise Included in the Total Compensation	—	—	—	—	—	—
Compensation Actually Paid (as calculated)	$2,951,380	$3,889,182	$2,466,968	$2,174,091	$1,481,717	$1,328,953
(a) Equity valuation assumptions for calculating "compensation actually paid" are not materially different from grant date valuation assumptions.

Non-PEO NEO Average Total Compensation Amount	$ 1,076,422	$ 1,165,708	$ 805,560	$ 924,190	$ 949,548
Non-PEO NEO Average Compensation Actually Paid Amount	$ 910,470	1,243,133	741,696	853,982	685,329
Adjustment to Non-PEO NEO Compensation Footnote

	2024	2023	2022	2021	2020
	Average Non-PEO NEOs	Average Non-PEO NEOs	Average Non-PEO NEOs	Average Non-PEO NEOs	Average Non-PEO NEOs
Total Compensation from Summary Compensation Table	$1,076,422	$1,165,708	$805,560	$924,190	$949,548
Adjustments for Pension
Amounts Reported in "Change in Pension Value" Column of Summary Compensation Table	—	$(13,083)	—	$(65,409)	$(187,761)
Current Year Service Cost	—	—	—	—	—
Prior Service Cost Impacting Current Year	—	—	—	—	—
Adjustments for Equity Awards(a)
Amounts Reported in "Stock Awards" Column of Summary Compensation Table	$(334,616)	$(241,002)	$(229,859)	$(243,621)	$(217,331)
Year-end Fair Value of Unvested Awards Granted in the Current Year	$216,059	$257,892	$180,751	$242,101	$155,102
Year-Over-Year Difference of Year-End Fair Values for Unvested Awards Granted in Prior Years	$(47,070)	$90,343	$(38,376)	$(5,467)	$(18,071)
Fair Values at Vesting Date for Awards Granted and Vested in Current Year	—	—	$2,625	—	—
Difference in Fair Values Between Prior Year-End Fair Values and Vesting Date Fair Values for Awards Granted in Prior Years	$(325)	$(16,725)	$20,995	$2,188	$3,842
Forfeitures During Current Year Equal to Prior Year-End Fair Value	—	—	—	—	—
Dividends or Dividend Equivalents Not Otherwise Included in the Total Compensation	—	—	—	—	—
Compensation Actually Paid (as calculated)	$910,470	$1,243,133	$741,696	$853,982	$685,329
(a) Equity valuation assumptions for calculating "compensation actually paid" are not materially different from grant date valuation assumptions.

Compensation Actually Paid vs. Total Shareholder Return	Compensation Actually Paid and Cumulative TSR
Compensation Actually Paid vs. Net Income	Compensation Actually Paid and Net Income
Compensation Actually Paid vs. Company Selected Measure	Compensation Actually Paid and EPS
Tabular List, Table
In our assessment, the most important financial performance measures used to link compensation actually paid to our NEOs in 2024, as calculated in accordance with the SEC rules, to our performance were, in unranked order:
•TSR
•Net Income
•EPS CAGR
•Cash from Operating Activities

Total Shareholder Return Amount	$ 99	89	90	88	80
Peer Group Total Shareholder Return Amount	114	98	111	114	99
Net Income (Loss)	$ 179	$ 247	$ 189	$ 169	$ 165
Company Selected Measure Amount | $ / shares	3.10	4.30	3.38	3.23	3.18
Equity Awards That Failed To Meet Vesting Conditions [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ 0	$ 0	$ 0
Ms. Owen [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	3,719,976	3,574,742	2,338,422	2,578,539	1,985,344
PEO Actually Paid Compensation Amount	2,951,380	3,889,182	2,466,968	2,174,091	1,481,717
Ms. Owen [Member] | Equity Awards That Failed To Meet Vesting Conditions [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
Mr. Hodnik [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	0	0	0	0	3,312,220
PEO Actually Paid Compensation Amount	0	0	0	0	1,328,953
Mr. Hodnik [Member] | Equity Awards That Failed To Meet Vesting Conditions [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					0
PEO | Ms. Owen [Member] | Adjustment Change In Actuarial Present Value Of Pension Benefits Member [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,322)	(75,329)	0	(385,368)	(307,375)
PEO | Ms. Owen [Member] | Adjustment Change Increase for Current Year Service Cost [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
PEO | Ms. Owen [Member] | Adjustment Change Increase for Prior Service Cost Impacting Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
PEO | Ms. Owen [Member] | Deduction for Stock Awards from Summary Compensation Table [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,378,138)	(963,802)	(797,313)	(757,908)	(596,185)
PEO | Ms. Owen [Member] | Equity Awards Granted During The Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	891,467	1,031,423	839,445	753,194	425,474
PEO | Ms. Owen [Member] | Equity Awards Outstanding And Unvested Prior [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(262,484)	392,710	(49,272)	(18,216)	(33,165)
PEO | Ms. Owen [Member] | Equity Awards Granted During The Year Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
PEO | Ms. Owen [Member] | Equity Awards Granted In Prior Years Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(17,119)	(70,562)	135,686	3,850	7,624
PEO | Ms. Owen [Member] | Equity Awards Value Of Dividends And Other Earnings Paid Adjustment [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
PEO | Mr. Hodnik [Member] | Adjustment Change In Actuarial Present Value Of Pension Benefits Member [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					(1,766,933)
PEO | Mr. Hodnik [Member] | Adjustment Change Increase for Current Year Service Cost [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					0
PEO | Mr. Hodnik [Member] | Adjustment Change Increase for Prior Service Cost Impacting Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					0
PEO | Mr. Hodnik [Member] | Deduction for Stock Awards from Summary Compensation Table [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					(414,543)
PEO | Mr. Hodnik [Member] | Equity Awards Granted During The Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					317,983
PEO | Mr. Hodnik [Member] | Equity Awards Outstanding And Unvested Prior [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					(159,667)
PEO | Mr. Hodnik [Member] | Equity Awards Granted During The Year Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					0
PEO | Mr. Hodnik [Member] | Equity Awards Granted In Prior Years Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					39,893
PEO | Mr. Hodnik [Member] | Equity Awards Value Of Dividends And Other Earnings Paid Adjustment [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					0
Non-PEO NEO | Adjustment Change In Actuarial Present Value Of Pension Benefits Member [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	(13,083)	0	(65,409)	(187,761)
Non-PEO NEO | Adjustment Change Increase for Current Year Service Cost [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
Non-PEO NEO | Adjustment Change Increase for Prior Service Cost Impacting Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
Non-PEO NEO | Deduction for Stock Awards from Summary Compensation Table [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(334,616)	(241,002)	(229,859)	(243,621)	(217,331)
Non-PEO NEO | Equity Awards Granted During The Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	216,059	257,892	180,751	242,101	155,102
Non-PEO NEO | Equity Awards Outstanding And Unvested Prior [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(47,070)	90,343	(38,376)	(5,467)	(18,071)
Non-PEO NEO | Equity Awards Granted During The Year Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	2,625	0	0
Non-PEO NEO | Equity Awards Granted In Prior Years Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(325)	(16,725)	20,995	2,188	3,842
Non-PEO NEO | Equity Awards Value Of Dividends And Other Earnings Paid Adjustment [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ 0	$ 0	$ 0